Available-For-Sale Securities	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

(3) Available-for-Sale Securities

A summary of the available-for-sale securities portfolio presenting carrying amounts and gross unrealized gains and losses as of December 31, 2011 and 2010 is as follows:

	December 31, 2011				December 31, 2010
(Dollars in thousands)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value
U.S. Treasury	$16,028	$145	$—	$16,173	$104,418	$—	$(8,321)	$96,097
U.S. Government agencies	760,533	5,596	(213)	765,916	882,095	2,682	(722)	884,055
Municipal	57,962	2,159	(23)	60,098	51,493	896	(86)	52,303
Corporate notes and other:
Financial issuers	149,229	1,914	(8,499)	142,644	186,931	3,048	(2,972)	187,007
Other	27,070	287	(65)	27,292	74,629	330	(51)	74,908
Mortgage-backed: (1)
Agency	206,549	12,078	(15)	218,612	148,693	9,963	(3)	158,653
Non-agency CMOs	29,767	175	(3)	29,939	3,018	10	—	3,028
Other equity securities	37,595	48	(6,520)	31,123	40,636	96	(481)	40,251

Total available-for-sale securities	$1,284,733	$22,402	$(15,338)	$1,291,797	$1,491,913	$17,025	$(12,636)	$1,496,302

(1)	Consisting entirely of residential mortgage-backed securities, none of which are subprime.

The following table presents the portion of the Company's available-for-sale securities portfolio which has gross unrealized losses, reflecting the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011:

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Government agencies	250,072	(213)	—	—	250,072	(213)
Municipal	6,958	(23)	—	—	6,958	(23)
Corporate notes and other:
Financial issuers	56,577	(3,297)	51,742	(5,202)	108,319	(8,499)
Other	9,562	(65)	—	—	9,562	(65)
Mortgage-backed:
Agency	15,484	(15)	—	—	15,484	(15)
Non-agency CMOs	2,720	(3)	—	—	2,720	(3)
Other equity securities	18,880	(6,520)	—	—	18,880	(6,520)

Total	$360,253	$(10,136)	$51,742	$(5,202)	$411,995	$(15,338)

The following table presents the portion of the Company's available-for-sale securities portfolio which has gross unrealized losses, reflecting the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010:

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$96,097	$(8,321)	$—	$—	$96,097	$(8,321)
U.S. Government agencies	258,727	(722)	—	—	258,727	(722)
Municipal	5,081	(65)	323	(21)	5,404	(86)
Corporate notes and other:
Financial issuers	101,172	(1,563)	4,532	(1,409)	105,704	(2,972)
Other	18,810	(51)	—	—	18,810	(51)
Mortgage-backed:
Agency	1,253	(3)	—	—	1,253	(3)
Other equity securities	27,984	(481)	—	—	27,984	(481)

Total	$509,124	$(11,206)	$4,855	$(1,430)	$513,979	$(12,636)

The Company conducts a regular assessment of its investment securities to determine whether securities are other-than-temporarily impaired considering, among other factors, the nature of the securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows, market conditions and the Company's ability to hold the securities through the anticipated recovery period.

The Company does not consider securities with unrealized losses at December 31, 2011 to be other-than-temporarily impaired. The Company does not intend to sell these investments and it is more likely than not that the Company will not be required to sell these investments before recovery of the amortized cost bases, which may be the maturity dates of the securities. The unrealized losses within each category have occurred as a result of changes in interest rates, market spreads and market conditions subsequent to purchase. Securities with continuous unrealized losses existing for more than twelve months were primarily corporate securities of financial issuers. The corporate securities of financial issuers in this category were comprised of five fixed-to-floating rate bonds, one floating rate bond and three trust-preferred securities, all of which continue to be considered investment grade. Additionally, a review of the issuers indicated that they have strong capital ratios.

The following table provides information as to the amount of gross gains and gross losses realized and proceeds received through the sales of available-for-sale investment securities:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Realized gains	$1,874	$9,951	$4,249
Realized losses	(82)	(119)	(1,910)

Net realized gains	$1,792	$9,832	$2,339
Other than temporary impairment charges	—	—	(2,607)

Gains (losses) on available- for-sale securities, net	$1,792	$9,832	$(268)

Proceeds from sales of available-for-sale securities, net	$1,265,046	$710,290	$1,273,634

Net gains (losses) on available-for-sale securities resulted in income tax expense (benefit) included in total income tax expense of $705,000 in 2011, $3.8 million in 2010 and ($103,000) in 2009.

The amortized cost and fair value of securities as of December 31, 2011 and December 31, 2010, by contractual maturity, are shown in the following table. Contractual maturities may differ from actual maturities as borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Mortgage-backed securities are not included in the maturity categories in the following maturity summary as actual maturities may differ from contractual maturities because the underlying mortgages may be called or prepaid without penalties:

	December 31, 2011		December 31, 2010
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$121,400	121,662	647,494	647,987
Due in one to five years	532,828	530,632	309,795	310,663
Due in five to ten years	95,279	95,508	194,442	185,938
Due after ten years	261,315	264,321	147,835	149,782
Mortgage-backed	236,316	248,551	151,711	161,681
Other equity	37,595	31,123	40,636	40,251

Total available-for-sale securities	$1,284,733	1,291,797	1,491,913	1,496,302

At December 31, 2011 and December 31, 2010, securities having a carrying value of $1.1 billion and $876 million, respectively, which include securities traded but not yet settled, were pledged as collateral for public deposits, trust deposits, FHLB advances, securities sold under repurchase agreements and derivatives. At December 31, 2011, there were no securities of a single issuer, other than U.S. Government-sponsored agency securities, which exceeded 10% of shareholders' equity.